Summary of Significant Accounting Policies - Carrying Value of Convertible Debt (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 03, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Debt instruments
Convertible debt repayments			$ (1,000,000)	$ (7,000,000)
Adjustment to fair value		$ (165,382)		(43,066)
Convertible Debt
Debt instruments
Convertible debt at fair value as of December 31, 2022		3,260,934	$ 0	0
Issued				3,304,000
Convertible debt repayments	$ (99,416)
Adjustment to fair value		(165,382)		(43,066)
Convertible debt at fair value as of September 30, 2023		$ 2,996,136		$ 3,260,934